Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ (76,653)	£ 173,179
Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	303,776	148,263
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	227,123	321,442
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(66,582)	151,751
GBP | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	163,168	33,525
GBP | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	96,586	185,276
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	28,195	27,701
EUR | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,083	7,675
EUR | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,278	35,376
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	539	41,732
USD | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	46,312	5,641
USD | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	46,851	47,373
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(50,025)	(55,156)
RON | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	52,325	58,804
RON | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,300	3,648
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	11,220	7,151
Others | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	34,888	42,618
Others | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 46,108	£ 49,769